Leases (Tables)	12 Months Ended
Dec. 31, 2023
Leases
Schedule of effects from lease agreements on the consolidated statements of income

Leasing in the consolidated statements of income
in € THOUS
	2023	2022	2021
Depreciation on right-of-use assets	700,671	746,471	690,476
Impairments on right-of-use assets	25,486	27,646	18,696
Expenses relating to short-term leases	59,327	52,420	44,923
Expenses relating to leases of low-value assets	22,188	17,421	23,177
Expenses relating to variable lease payments	10,465	13,803	12,158
Income from subleasing right-of-use assets	3,655	3,340	3,119
Interest expense on lease liabilities	148,789	151,317	143,160

Schedule of acquisition costs and the accumulated depreciation of right-of-use assets

Acquisition costs
in € THOUS
		Foreign	Changes in
	January 1,	currency	consolidation				December 31,
	2023	translation	group	Additions	Reclassifications	Disposals	2023

Right-of-use assets: Land	38,880	(2)	(78)	3,853	(106)	(1,345)	41,202
Right-of-use assets: Buildings and improvements	6,610,406	(224,345)	(5,946)	482,714	(192,024)	(113,627)	6,557,178
Right-of-use assets: Machinery and equipment	330,900	(11,471)	15	74,628	(38,713)	(31,192)	324,167
Right-of-use assets	6,980,186	(235,818)	(6,009)	561,195	(230,843)	(146,164)	6,922,547

Acquisition costs
in € THOUS
		Foreign	Changes in
	January 1,	currency	consolidation				December 31,
	2022	translation	group	Additions	Reclassifications	Disposals	2022

Right-of-use assets: Land	38,094	283	—	1,922	—	(1,419)	38,880
Right-of-use assets: Buildings and improvements	5,952,476	261,708	(15,928)	492,086	(4,122)	(75,814)	6,610,406
Right-of-use assets: Machinery and equipment	389,894	21,241	—	37,508	(43,747)	(73,996)	330,900
Right-of-use assets	6,380,464	283,232	(15,928)	531,516	(47,869)	(151,229)	6,980,186

Accumulated depreciation and impairment
in € THOUS
		Foreign	Changes in
	January 1,	currency	consolidation		Impairment			December 31,
	2023	translation	group	Additions	loss	Reclassifications	Disposals	2023

Right-of-use assets: Land	14,741	(4)	(78)	4,150	33	(43)	(1,056)	17,743
Right-of-use assets: Buildings and improvements	2,533,636	(93,661)	(1,121)	663,148	25,370	(50,221)	(79,972)	2,997,179
Right-of-use assets: Machinery and equipment	244,683	(7,946)	15	33,374	83	(5,312)	(28,513)	236,384
Right-of-use assets	2,793,060	(101,611)	(1,184)	700,672	25,486	(55,576)	(109,541)	3,251,306

Accumulated depreciation and impairment
in € THOUS
		Foreign	Changes in
	January 1,	currency	consolidation		Impairment			December 31,
	2022	translation	group	Additions	loss	Reclassifications	Disposals	2022

Right-of-use assets: Land	11,344	5	—	4,374	217	—	(1,199)	14,741
Right-of-use assets: Buildings and improvements	1,804,045	71,885	(6,300)	684,277	27,249	251	(47,771)	2,533,636
Right-of-use assets: Machinery and equipment	248,635	13,076	—	57,820	180	(3,465)	(71,563)	244,683
Right-of-use assets	2,064,024	84,966	(6,300)	746,471	27,646	(3,214)	(120,533)	2,793,060

Book value
in € THOUS
	December 31,	December 31,
	2023	2022
Right-of-use assets: Land	23,459	24,139
Right-of-use assets: Buildings and improvements	3,559,999	4,076,770
Right-of-use assets: Machinery and equipment	87,783	86,217
Right-of-use assets	3,671,241	4,187,126